UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON D.C. 20549
FORM 13F
FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: Dec 31, 2008
Check here if Amendment [  ]; Amendment Number:

This Amendment (Check only one.):
[  ] is a restatement.

[ x] adds new holdings entries.

Institutional Investment Manager Filing this
Report:

Name:
Aurora Investment Counsel
Address:
3350 Riverwood Pkwy

Suite 1770
Atlanta, Georgia

13F File Number:


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:
Name:
David Yucius

Title:
President

Phone:
770-226-5320

Signature,
David Yucius

Place,
Atlanta, Georgia

and Date of Signing:
01/21/2009

Report Type (Check only one.):


[ X]        13F HOLDINGS REPORT.

[  ]        13F NOTICE.

[  ]        13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers:

Form 13F Information Table Entry Total:
83
Form 13F Information Table Value Total:
$84,909



List of Other Included Managers:

No.  13F File Number
Name

FORM 13F INFORMATION TABLE
                                                            VALUE    SHARES/       SH/ PUT/INVSTMT OTHER             VOTING AUTH.
NAME OF ISSUER             TITLE OF CLASS CUSIP    (x$1000) PRN AMT     PRN CALLDSCRETN MANAGERS SOLE       SHARED     NONE

Arch Capital Group                COM            011576290       2656        37890SH       OTHER                37890
Watson Wyatt Worldwide Inc-A      COM            942712100       2412        50446SH       OTHER                50446
Rohm & Haas Co.                   COM            775371107       2309        37373SH       OTHER                37373
Hansen Natural Corp.              COM            411310105       2280        67998SH       OTHER                67998
Laboratory Corp.                  COM            50540R409       2174        33753SH       OTHER                33753
QualComm                          COM            747525103       2050        57201SH       OTHER                57201
Netease.com Inc                   COM            64110W102       2030        91874SH       OTHER                91874
Immucor Inc.                      COM            452526106       1936        72837SH       OTHER                72837
Ameritrade Holding Corp           COM            87236Y108       1935       135813SH       OTHER               135813
Robert Half Intl.                 COM            770323103       1729        83044SH       OTHER                83044
Priceline.com Inc                 COM            741503403       1722        23379SH       OTHER                23379
Hospitality Properties Trust      COM            44106M102       1610       108260SH       OTHER               108260
Cognizant Tech                    COM            192446102       1528        84599SH       OTHER                84599
Lincoln Electric Holdings         COM            533900106       1488        29208SH       OTHER                29208
Catalyst Health Solutions         COM            14888b103       1474        60549SH       OTHER                60549
Comtech Telecommunications        COM            205826209       1447        31584SH       OTHER                31584
Aptargroup Inc                    COM            038336103       1420        40293SH       OTHER                40293
Entergy Corp                      COM            29364G103       1409        16951SH       OTHER                16951
Franklin Resources                COM            354613101       1297        20329SH       OTHER                20329
National Oilwell Varco Inc        COM            637071101       1285        52589SH       OTHER                52589
AFLAC                             COM            001055102       1283        27990SH       OTHER                27990
ManTech International Corp.       COM            564563104       1277        23563SH       OTHER                23563
Omnicom Group Inc.                COM            681919106       1264        46963SH       OTHER                46963
Emerson Electric                  COM            291011104       1239        33837SH       OTHER                33837
United Technologies Corp.         COM            913017109       1209        22561SH       OTHER                22561
Firstenergy Corp                  COM            337932107       1188        24447SH       OTHER                24447
Northern Trust Corp.              COM            665859104       1145        21964SH       OTHER                21964
Mettler Toledo Int.               COM            592688105       1103        16365SH       OTHER                16365
Global Payments Inc               COM            37940X102       1103        33632SH       OTHER                33632
MSC Industrial Direct Co          COM            553530106       1079        29290SH       OTHER                29290
Oracle                            COM            68389X105       1070        60366SH       OTHER                60366
Best Buy Inc.                     COM            086516101       1063        37818SH       OTHER                37818
AGL Resources Inc.                COM            001204106       1042        33244SH       OTHER                33244
Praxair                           COM            74005P104       1041        17541SH       OTHER                17541
Hancock Bank Opportunity Fund     COM            409735107       1036        75451SH       OTHER                75451
CoPart Inc.                       COM            217204106       1036        38096SH       OTHER                38096
Coach Inc                         COM            189754104       1036        49867SH       OTHER                49867
Costco Corp.                      COM            22160K105       1014        19323SH       OTHER                19323
Washington Post Co.               COM            939640108       1000         2562SH       OTHER                 2562
ITT Corporation                   COM            450911102        997        21674SH       OTHER                21674
Walgreen Co                       COM            931422109        980        39712SH       OTHER                39712
First Solar Inc                   COM            336433107        938         6797SH       OTHER                 6797
Intuitive Surgical Inc            COM            46120E602        935         7366SH       OTHER                 7366
Coca Cola Company                 COM            191216100        919        20300SH       OTHER                20300
Church & Dwight Inc               COM            171340102        904        16100SH       OTHER                16100
Core Laboratories                 COM            N22717107        899        15024SH       OTHER                15024
Gamestop Corp.                    COM            36467W109        879        40595SH       OTHER                40595
Woodward Governor Co.             COM            980745103        867        37676SH       OTHER                37676
Joy Global Inc                    COM            481165108        864        37765SH       OTHER                37765
S E I Investments Co              COM            784117103        864        54972SH       OTHER                54972
Abbott Laboratories               COM            002824100        853        15978SH       OTHER                15978
PPL Corp                          COM            69351T106        844        27485SH       OTHER                27485
Telvent Git SA                    COM            020456701        834        57092SH       OTHER                57092
Stanley Works                     COM            854616109        730        21412SH       OTHER                21412
Amphenol                          COM            008273104        723        30151SH       OTHER                30151
Wabtec Corp                       COM            929740108        710        17850SH       OTHER                17850
J2 Global Communications Inc      COM            46626E205        675        33678SH       OTHER                33678
Owens & Minor Inc                 COM            690732102        670        17805SH       OTHER                17805
Cash America Intl.                COM            14754D100        660        24125SH       OTHER                24125
Gilead Sciences                   COM            375558103        656        12831SH       OTHER                12831
Sotheby's                         COM            835898107        655        73658SH       OTHER                73658
PPG Industries Inc                COM            693506107        646        15226SH       OTHER                15226
Cameron Intl CP                   COM            13342B105        639        31192SH       OTHER                31192
Southern Co                       COM            842587107        633        17109SH       OTHER                17109
Middleby Corp.                    COM            596278101        580        21271SH       OTHER                21271
Stanley Inc                       COM            854532108        578        15945SH       OTHER                15945
Rofin-Sinar Technologies          COM            775043102        565        27443SH       OTHER                27443
Greif Inc.                        COM            397624107        564        16870SH       OTHER                16870
Entertainment Properties          COM            29380T105        552        18523SH       OTHER                18523
First Industrial Realty Trust     COM            32054K103        541        71622SH       OTHER                71622
Goodrich Corp.                    COM            382388106        508        13725SH       OTHER                13725
Waters Corp                       COM            941848103        485        13243SH       OTHER                13243
CenturyTel Inc.                   COM            156700106        396        14480SH       OTHER                14480
World Acceptance Corp             COM            981419104        393        19902SH       OTHER                19902
G.E. Pines Preferred              COM            369622485        375        18936SH       OTHER                18936
Portfolio Recovery Associates     COM            73640q105        363        10733SH       OTHER                10733
Dynamic Materials Corp.           COM            267888105        352        18229SH       OTHER                18229
RR Donnelley & Sons Co            COM            257867101        323        23753SH       OTHER                23753
Corning Inc                       COM            219350105        284        29849SH       OTHER                29849
Autodesk Inc                      COM            052769106        254        12916SH       OTHER                12916
CB Richard Ellis Group Inc        COM            12497T101        163        37827SH       OTHER                37827
Nordstrom Inc                     COM            655664100        137        10267SH       OTHER                10267
Darling International Inc.        COM            237266101        103        18699SH       OTHER                18699